Right-of-use assets (Details) - Schedule of amount recognized in profit and loss - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Amount Recognized in Profit and Loss [Abstract]
Depreciation expense on right-of-use assets	€ 92,293	€ 64,426	€ 1,855
Interest expense on lease liabilities	3,680	2,234	28
Expenses relating to lease of short-term leases	€ 2,951	€ 3,597	€ 1,210